Filed with the U.S. Securities and Exchange Commission on January 13, 2023
1933 Act Registration File No. 333-250955
1940 Act File No. 811-23622
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	5	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	6	[X]

(Check appropriate box or boxes.)
ASYMmetric ETFs Trust
(Exact Name of Registrant as Specified in Charter)
c/o ASYMmetric ETFs, LLC
158 East 126th Street, Suite 304
New York, NY 10035
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 755-1970
Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and Address of Agent for Service)
Copies to:
Peter J. Shea, Esq.
K&L Gates LLP
599 Lexington Ave
New York, NY 10022
(212) 536-3988

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 27, 2023 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 4 (the “Amendment”) to its Registration Statement (filed on November 1, 2022) with respect to its series, the ASYMmetric Smart Alpha S&P 500® ETF and ASYMmetric Smart Income ETF, until January 27, 2023. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this "Amendment") to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on January 13, 2023.

ASYMmetric ETFs Trust

By:	/s/ Darren R. Schuringa
Darren R. Schuringa
Chairman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Darren R. Schuringa	Chairman, Trustee, President and Principal Executive Officer	January 13, 2023
Darren R. Schuringa

/s/ Aaron M. Berson	Treasurer and Principal Financial Officer	January 13, 2023
Aaron M. Berson

Vivienne Hsu*	Trustee	January 13, 2023
Vivienne Hsu

Winston I. Lowe*	Trustee	January 13, 2023
Winston I. Lowe

Suzanne Siracuse*	Trustee	January 13, 2023
Suzanne Siracuse

William M. Thomas*	Trustee	January 13, 2023
William M. Thomas

*By /s/ Darren R. Schuringa pursuant to Powers of Attorney previously filed as an exhibit to the Registration Statement filed on February 12, 2021, and incorporated by reference herein.